ACCOUNTS RECEIVABLE (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Receivables [Abstract]
Accounts receivable	$ 1,056,796	$ 915,044
Less: Allowance for doubtful accounts	(5,458)	0
Accounts receivable, net	$ 1,051,338	$ 915,044